Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation and Foreign Currency Transactions
Principles of Consolidation and Foreign Currency Transactions

The consolidated financial statements include the accounts of the Company and all of its subsidiaries and have been prepared in conformity with accounting principles generally accepted in the United States.  Intercompany transactions and balances are eliminated in consolidation. Accounts denominated in foreign currencies are translated using the foreign currencies as the functional currencies. Assets and liabilities of foreign operations are translated to US dollars at current rates of exchange and revenues and expenses are translated using weighted-average rates. The effects of translating the financial statements of foreign subsidiaries into US dollars are reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Gains and losses from foreign currency transactions are included in the statements of operations as a component of other income (expense), net, and were not material in all periods presented.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could vary from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid debt and equity instruments having a maturity of three months or less on the date of purchase to be cash equivalents.

As of March 31, 2015 and 2014, all of the Company’s current investments are classified as cash equivalents in the consolidated balance sheets. The investment portfolio as of March 31, 2015 and 2014 is comprised of money market funds.

Financial Instruments
Financial Instruments

The carrying amount of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, notes receivable, accounts payable, accrued expenses and other liabilities approximates fair value due to their relatively short maturity. Based on the borrowing rates currently available to the Company, the note payable carrying value approximates fair value. With our exit from our historical operations, our exposure to foreign currency fluctuations has been mostly eliminated.  The Company does not hold derivative financial instruments for speculative purposes.  Previously, the Company would periodically enter into foreign exchange contracts to sell Euros, which are used to hedge a sales transaction in which costs were denominated in US dollars and the related revenue was generated in Euros.  On March 31, 2015 and 2014, the Company had no open foreign exchange contracts to sell Euros or any other foreign currencies.

Changes in the exchange rate between the Euro and the US dollar are currently immaterial to our operating results. Exposure to foreign currency exchange rate risk may increase over time as our business evolves.

Fair Value Measurements
Fair Value Measurements

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.   When determining fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and we consider what assumptions market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.   The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

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Level 2: Directly or indirectly observable inputs as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data from actively quoted markets for substantially the full term of the financial instrument.

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Level 3: Unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The Company’s financial instruments consist primarily of money market funds. As of March 31, 2015, all of the Company’s current assets in financial instruments investments were classified as cash equivalents in the consolidated balance sheet. Our cash equivalents totaled $7,521.  The investment portfolio at March 31, 2015 was comprised of money market funds.  The carrying amounts of the Company’s cash equivalents are valued using Level 1 inputs.  In addition, the Company values its investment in NanoVibronix at cost.

As of September 30, 2013, the Company’s warrant liability has been extinguished, and the Company has no other financial instruments subject to using Level 3 inputs.

Investments
Investments

During the fourth quarter of fiscal year 2015, the Convertible Promissory Note was reclassified as an equity instrument at the carrying value of the note upon maturity, as NanoVibronix did not yet have an effective market price.  The Company’s carrying amount of its equity investment approximates fair value.  On a periodic basis, we assess whether there are any indicators that the fair value of our investment may be impaired. An investment is impaired only if our estimate of the fair value of the investment is less than the carrying value of the investment, and such decline in value is deemed to be other than temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the fair value of the investment.

Prior to conversion, the Company’s investment in the Convertible Promissory Note consisted solely of the investment in NanoVibronix.  That note bore interest at a rate of 10% per year compounded annually and matured on November 15, 2014.  Interest was accrued and recognized quarterly.  As of March 31, 2015 and 2014, the Convertible Promissory Note balance was $399 and $378, respectively, consisting of the original $300 investment and $99 and $78, respectively, in accrued interest. The entire outstanding principal balance and any outstanding fees or interest became due and payable in full on the maturity date.  However, the Company agreed to convert the Promissory Note into equity.  On February 9, 2015 NanoVibronix filed a Form 10 with the SEC. On February 10, 2015, the series B-1 promissory note held by CollabRx was converted into Series B-1 preferred shares. Coincident with the effectiveness of this filing, the Series B-1 preferred shares held by CollabRx were converted into 204,507 shares of NanoVibronix common stock, representing 8.9% of the 2,289,682 shares of total common shares outstanding as of January 30, 2015.

As of March 31, 2015, the NanoVibronix registration statement was not yet effective with the SEC nor was the NanoVibronix stock trading as it has not yet cleared the Depository Trust & Clearing Corporation (“DTC”).The Company believes the maturity date value of the Convertible Promissory Note approximates the fair value of the investment as of March 31, 2015, as NanoVibronix did not yet have an effective market price.

Once the NanoVibronix, Inc. offering is complete, we expect the Company’s Chief Executive Officer will become a member of the NanoVibronix, Inc. Board of Directors.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash investments and accounts receivable. Substantially all of the Company’s liquid investments are invested in money market funds. The Company’s accounts receivable are derived primarily from sales to customers located in the United States. Prior to our exit from our historical core operations, the Company performed ongoing credit evaluations of its customers and generally required no collateral. For fiscal years 2015 and 2014, the Company had zero reserves for potential credit losses as such risk was determined to be immaterial. The Company does not currently maintain an allowance for doubtful accounts receivable for potential estimated losses resulting from the inability of the Company’s customers to make required payments.  The Company believes no such reserve is currently required.  The Company had zero write-offs during fiscal years 2015 and 2014.  The Company reviews the estimated risk of current customers’ inability to make payments on a quarterly basis to determine if any amount is uncollectible.

As of March 31, 2015, three customers accounted for 95% of our trade accounts receivable balance.   As of March 31, 2014, four customers accounted for 100% of the trade accounts receivable balance.  As of March 31, 2015, the balance in trade accounts receivable was $88.  As of March 31, 2014, the balance in trade accounts receivable was $148.

Life Technologies, Inc. has been a major contributor to our revenues and gross profits in the past, however we have funded the Company’s operating expenses primarily with cash on hand and the net proceeds from the sale of discontinued assets, as disclosed in prior and current filings. We are actively engaged in negotiations with several other companies who are interested in purchasing our content on similar terms or under annual subscriptions or software-as-a-service arrangements.

Property and Equipment
Property and Equipment

Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, ranging from three to seven years. Leasehold improvements are stated at cost and are amortized using the straight-line method over the shorter of the estimated useful life of the improvements or the lease term.  Significant additions and improvements are capitalized, while repairs and maintenance are charged to expense as incurred.   When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and the resulting gains or losses are included in the results of operations. The Company generally depreciates its assets over the following periods:

Years

Furniture and machinery and equipment	7
Computer and software	3 – 5
Leasehold improvements	5 or remaining lease life

Intangible Assets
Intangible Assets

Intangibles include acquired technology, customer relationships, non-compete agreements, patents and trademarks that are amortized on a straight-line basis over periods ranging from 3 years to 10 years.  The Company performs an ongoing review of its identified intangible assets to determine if facts and circumstances exist that indicate the useful life is shorter than originally estimated or the carrying amount may not be recoverable.  If such facts and circumstances exist, the Company assesses the recoverability of identified intangible assets by comparing the projected undiscounted net cash flow associated with the related asset or group of assets over their remaining lives against their respective carrying amounts.  Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets.

Intangible assets, except for trade names and goodwill, are amortized on a straight-line basis.  Intangible assets related to trade names and goodwill are not amortized.  The Company tests for impairment at least annually.  The amortization expense included in cost of revenue is related to the acquired developed technology software and is amortized on a straight line basis over the expected life of the asset, which the Company believes to be ten years.

Prior to the acquisition of CollabRx, all of the Company’s historical intangible assets, other than those related to NLD and Compact, were included in the asset sale of the DRIE product line to SPTS.   The last of the intangible assets related to NLD and Compact were sold in the second quarter in fiscal year 2014.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the useful life is shorter than originally estimated or the carrying amount may not be recoverable as well as at fiscal year end. If undiscounted expected future cash flows are less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the assets.

During the quarter ended March 31, 2015, we reviewed our long-lived assets for indicators of impairment in accordance with ASC 360 “Property, Plant and Equipment” and ASC 350 “Intangibles - Goodwill and Other.”  Based on reduced estimates of future revenues related to certain acquired assets, we identified a potential indicator of impairment.  At the end of the fourth quarter of fiscal year 2015, the Company determined that a large portion of the remaining net book value of the developed technology software product and customer relationship assets acquired in the original CollabRx, Inc. merger should be impaired.  Since the CollabRx acquisition in June 2012, the basis for the Company’s future growth and profitability has changed materially and is no longer as based on as much of the acquired assets. The Company therefore recognized a total $571 in impairment charges, which included $415 for developed technology, and $156 for customer relationships.  The impairment charge is included separately on the consolidated statement of operations.  We also determined that the useful lives of the intangible assets developed technology and customer relationships are  shorter than originally estimated.   No impairment charges for intangible assets were recorded for the fiscal year ended 2014.

All of the Company’s historical intangible assets, other than those related to NLD and Compact, were included in the asset sale of the DRIE product line to SPTS.   As the Company’s NLD patents and intellectual property were all internally developed (except for those acquired in connection with the Simplus acquisition, which were subsequently written-off) the value of the Company’s NLD technology had no recorded value prior to sale.

Long-lived assets also consist of property, plant and equipment.  The Company recorded disposal losses of $0 for fixed assets for each the fiscal years ended March 31, 2015 and 2014, respectively.

Change of Accounting Estimate
Change of Accounting Estimate

Upon the original acquisition of CollabRx, the Company determined that the lives of intangible assets were determined to be between 3 years to 10 years.  Originally, the life of the acquired developed technology software was determined to be ten years, expiring in July 2022, and the life of the customer relationships was determined to be five years, expiring in July 2017.  During the fiscal year ended March 31, 2015, the Company determined facts and circumstances existed that indicated the useful lives of these two intangible assets were shorter than originally estimated.  The Company has adjusted the lives of its acquired developed technology and its customer relationships and now expects the lives of these assets to expire no later than March 2016.

Deferred Financing Costs
Deferred Financing Costs

Deferred financing costs represent expenses incurred to raise equity capital related to financing transactions which have not yet been completed as of the consolidated balance sheet dates.

Accounts Receivable - Allowance for Sales Returns and Doubtful Accounts
Accounts Receivable – Allowance for Sales Returns and Doubtful Accounts

For fiscal years 2015 and 2014, the Company had zero reserves for potential credit losses as such risk was determined to be immaterial. The Company does not currently maintain an allowance for doubtful accounts receivable for potential estimated losses resulting from the inability of the Company’s customers to make required payments.  The Company believes no such reserve is currently required.  The Company had zero write-offs during fiscal years 2015 and 2014.  The Company reviews the estimated risk of current customers’ inability to make payments on a quarterly basis to determine if any amount is uncollectible.

As of March 31, 2015, the balance in trade accounts receivable was $88.  As of March 31, 2014, the balance in trade accounts receivable was $148.

As of March 31, 2015, three customers accounted for 95% of our trade accounts receivable balance.   As of March 31, 2014, four customers accounted for 100% of the trade accounts receivable balance.

Revenue Recognition
Revenue Recognition

Each contract sale of our interpretive data is evaluated individually in regard to revenue recognition.  We had integrated in our evaluation the related guidance included in Accounting Standards Codification (“ASC”) Topic 605 – “Revenue Recognition”. We recognized revenue when persuasive evidence of an arrangement exists, the seller’s price is fixed or determinable and collectability is reasonably assured.

For arrangements that include multiple deliverables, we identify separate units of accounting based on the guidance under ASC 605-25, “Multiple Element Arrangements”, which provides that revenue arrangements with multiple deliverables should be divided into separate units of accounting, if certain criteria are met.  The consideration of the arrangement is allocated to the separate units of accounting using the relative selling price method.  Applicable revenue recognition criteria are considered separately for each separate unit of accounting.

Revenue from fixed price contracts is recognized primarily under the percentage of completion method.  Under this method we recognize estimated contract revenue and resulting income based on costs incurred to date as a percentage of the total estimated costs as we consider this model to best reflect the economics of these contracts.  In such contracts, the Company’s efforts, measured by time incurred, typically represents the contractual milestones or output measure.

Income Taxes
Income Taxes

We account for income taxes in accordance with ASC Topic 740, “Income Taxes”, which requires that deferred tax assets and liabilities be recognized using enacted tax rates for the effect of temporary differences between the book and tax bases of recorded assets and liabilities. Under ASC 740, the liability method is used in accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between financial reporting and the tax basis of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. ASC 740 also requires that deferred tax assets be reduced by a valuation allowance if it is more likely than not that some or all of the deferred tax asset will not be realized. We evaluate annually the realizability of our deferred tax assets by assessing our valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include our forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets. In 2015 and 2014, we have recorded a full valuation allowance for our deferred tax assets based on our past losses and uncertainty regarding our ability to project future taxable income. In future periods, if we are able to generate income we may reduce or eliminate the valuation allowance.

Earnings Per Share
Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is computed using the weighted-average number of common shares outstanding plus any potentially dilutive securities, except when the effect of including such changes is antidilutive.  The weighted-average number of shares and the (loss) income per share reflect a 1-for-5 reverse stock split effected by the Company on June 15, 2011.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 – “Compensation-Stock Compensation” (“ASC 718”) which establishes accounting for stock-based awards exchanged for employee services. Accordingly, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s service period.

We have adopted several stock plans that provide for issuance of equity instruments to our employees and non-employee directors. Our plans include incentive and non-statutory stock options and restricted stock awards.  These equity awards generally vest ratably over a four-year period on the anniversary date of the grant, and stock options expire ten years after the grant date.  Restricted stock awards do not expire.  Certain restricted stock awards may vest on the achievement of specific performance targets.  We also have an Employee Stock Purchase Plan (“ESPP”) that allows qualified employees to purchase shares of common stock at 85% of the fair market value on specified dates.  The ESPP plan expired on July 22, 2014.

Comprehensive Loss
Comprehensive Loss

Comprehensive loss is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For the years ended March 31, 2015 and 2014, the Company had no items of other comprehensive loss.  Therefore, the net loss equals comprehensive loss for the years then ended.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” “ASU 2014-08”, which changes the requirements for reporting discontinued operations in Subtopic 205-20 “Presentation of Financial Statements - Discontinued Operations.” The ASU changes the definition of discontinued operations by limiting discontinued operations reporting to disposals that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. Under current US GAAP, many disposals, some of which may be routine in nature and not representative of a substantive change in an entity’s strategy, are reported in discontinued operations. ASU 2014-08 requires expanded disclosures for discontinued operations designed to provide users of financial statements with more information about the assets, liabilities, revenues, expenses and cash flows related to discontinued operations. ASU 2014-08 also requires an entity to disclose the pretax profit or loss (or change in net assets for a not-for-profit entity) of an individually significant component of an entity that does not qualify for discontinued operations reporting. The amendments in ASU 2014-08 are effective prospectively for fiscal years, and interim periods, beginning after December 15, 2014. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Company does not expect the new guidance to have a material impact on our consolidated financial statements.  See Note 5, Discontinued Operations.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and the IASB has issued IFRS 15, Revenue from Contracts with Customers. The issuance of these documents completes the joint effort by the FASB and the IASB to improve financial reporting by creating common revenue recognition guidance for US GAAP and IFRS. The new guidance affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance.   For public entities, the amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period.  Early application is not permitted. The Company will continue to evaluate this newly issued guidance.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Sub Topic 205-40) – Uncertainties about an Entity’s Ability to Continue as a Going Concern.  ASU 2014-15 clarifies principles and definitions that may be used by an organization’s management for disclosures that are currently made available in financial statement footnotes.  Presently U.S. GAAP does not provide an organization’s management guidance regarding its responsibility to assess whether substantial doubt exists regarding the ability to continue as a going concern or to prepare related footnote disclosures.  Instead, auditors are responsible for assessing an entity’s ability to continue as a going concern under AUC 570.  ASU 2014-15 will move this responsibility to management.  ASU 2014-15 will require management to evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as  going concern from one year from the date the financial statements are issued.  ASU 2014-15 is effective for annual periods ending after December 15, 2016 to allow the auditing guidance to catch up with this change.  ASU 2014-15 affects all companies and non-profits and early application is allowed.  The Company is currently evaluating the impact of adopting this new guidance on our condensed consolidated financial statements.